INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2026	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 97.1%
COMMUNICATION SERVICES — 16.0%
571,170	Clear Channel Outdoor Holdings, Inc., Class A(a)	1,353,673
14,340	Electronic Arts, Inc.	2,923,496
282,790	Kyivstar Group(a)(b)	2,861,835
298,140	Lionsgate Studios Corp.(a)(c)	2,859,162
96,000	Warner Bros Discoveryn Inc.(a)	2,636,160

		12,634,326

CONSUMER DISCRETIONARY — 8.5%
29,230	Aptiv PLC(a)	2,029,731
17,750	Genuine Parts	1,877,063
161,640	Leggett & Platt	1,597,003
32,266	YETI Holdings(a)(c)	1,180,613

		6,684,410

CONSUMER STAPLES — 4.4%
72,000	Primo Brands Corp., Class A	1,355,760
98,150	Reynolds Consumer Products(b)(c)	2,078,817

		3,434,577

FINANCIALS — 3.7%
5,000	1RT Acquisition Corp., Class A(a)	50,700
6,526	Brighthouse Financial(a)	390,777
90,750	ProAssurance(a)(c)	2,243,340
20,671	Two Harbors Investment	236,063

		2,920,880

HEALTHCARE — 17.7%
124,550	Amicus Therapeutics, Inc.(a)	1,800,993
10,033	Atrium Therapeutics(a)(c)	134,141
7,742	Becton Dickinson	1,217,275
39,410	Hologic, Inc.(a)(c)	2,979,002
164,420	Select Medical Holdings	2,678,402
75,011	Sotera Health(a)(c)	1,075,658
74,740	Terns Pharmaceuticals(a)	3,940,293
256,565	Walgreens Boots Alliance, Inc.(a)(c)(d)(e)	135,979

		13,961,743

INDUSTRIALS — 15.5%
33,499	Air Lease, Class A	2,175,425
31,960	CSG Systems International	2,554,882
35,000	CSX Corp.(c)	1,436,750
39,800	Fortune Brands Innovations	1,551,006
8,950	Middleby(a)	1,186,591
26,000	Parsons(a)	1,408,420
58,300	Resideo Technologies(a)	1,965,293

		12,278,367

INFORMATION TECHNOLOGY — 15.7%
2,896	Adobe, Inc.(a)	703,960
46,300	BILL Holdings(a)(b)	1,773,290
35,450	Blackline, Inc.(a)(b)	1,311,650
74,955	Braze, Inc., Class A(a)(b)(c)	1,769,687
69,862	Gitlab, Class A(a)(c)	1,511,814
106,100	indie Semiconductor, Inc., Class A(a)(b)(c)	341,642
20,159	Okta, Class A(a)	1,586,715
43,934	Ralliant(c)	1,827,229
5,192	Workday, Class A(a)	674,545
15,320	Workiva, Class A(a)(b)	913,531

		12,414,063

MATERIALS — 6.6%
12,666	Amrize(a)(c)	698,586
138,000	James Hardie Industries PLC(a)(c)	2,613,720
26,032	Smurfit WestRock PLC(c)	1,037,375
16,850	Teck Resources, Ltd., Class B(c)	871,987

		5,221,668

REAL ESTATE — 1.8%
243,467	Fermi, Inc.(a)(b)	1,421,847
3,083	Kennedy-Wilson Holdings	33,358

		1,455,205

Shares		Value ($)
Common Stock (continued)
UTILITIES — 7.2%
38,650	Southwest Gas Holdings	3,358,685
39,549	TXNM Energy(c)	2,312,035

		5,670,720

	Total Common Stock (Cost $84,119,891)	76,675,959

Master Limited Partnerships — 3.8%
ENERGY — 1.4%
408,240	Martin Midstream Partners L.P.	1,126,742

UTILITIES — 2.4%
57,506	Brookfield Renewable Partners L.P. (c)	1,876,996

	Total Master Limited Partnerships (Cost $3,071,555)	3,003,738

Principal Amount ($)
Corporate Obligations — 2.0%
MATERIALS — 2.0%
	Sealed Air
500,000	6.50%, 07/15/2032 (f)	525,098
1,000,000	7.25%, 02/15/2031 (f)	1,049,255

		1,574,353

	Total Corporate Obligations (Cost $1,548,910)	1,574,353

Contracts
Purchased Put Options(a) — 0.1%
960	Total Purchased Put Options (Cost $154,080)	115,200

Units
Rights — 0.1%
HEALTHCARE — 0.1%
3,352	Abiomed, Inc. (a)(c)(d)(e)	3,419
22,042	Blueprint Medicines Corp. (a)(c)(d)(e)	10,140
7,303	Novartis (a)(d)(e)	—
225,000	Paratek Pharmaceuticals (a)(d)(e)	18,000
90,000	Roche Holding AG (a)(d)(e)	30,600

	Total Rights (Cost $–)	62,159

Contracts
Purchased Call Options(a) — 0.0%
1,440	Total Purchased Call Options (Cost $23,040)	7,200

Units
Warrants — 0.0%
FINANCIALS — 0.0%
1,250	1RT Acquisition Corp., Expires 06/23/2031(a)	556
17,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031(a)	5,271

	Total Warrants (Cost $6,197)	5,827

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2026	NexPoint Event Driven Fund

Units		Value ($)
Warrants (continued)
REAL ESTATE — 0.0%
240,000	Fermi, Inc., Expires 11/19/2026(a)	—

	Total Warrants (Cost $–)	—

Principal Amount ($)
Repurchase Agreements(g)(h) — 1.5%
262,960	Cantor Fitzgerald Securities dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $262,987 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $54 - $32,115, 2.000% - 6.869%, 11/30/2027 – 10/20/2075; with total market value $268,219)	262,960
279,745	Citadel Securities LLC dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $279,774 (collateralized by U.S. Treasury Obligations, ranging in par value $19 - $14,008, 0.000% - 5.375%, 04/15/2026 – 02/15/2056; with total market value $285,369)	279,745
54,699	Citigroup Global Markets, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $54,705 (collateralized by U.S. Treasury Obligations, ranging in par value $55.153, 4.250%, 05/15/2035; with total market value $55,793)	54,699
262,960	Daiwa Capital Markets America, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $262,987 (collateralized by U.S. Government Obligations, ranging in par value $36 - $109,612, 2.000% - 6.500%, 05/12/2027 – 02/20/2066; with total market value $268,219)	262,960
16,785	Daiwa Capital Markets America, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $16,787 (collateralized by U.S. Treasury Obligations, ranging in par value $35 - $6,845, 0.000% - 4.750%, 05/07/2026 – 05/15/2055; with total market value $17,121)	16,785
30,375	Nomura Securities International, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $30,378 (collateralized by U.S. Government Obligations, ranging in par value $19 - $6,075, 1.500% - 6.500%, 06/01/2037 – 06/20/2062; with total market value $30,982)	30,375

Principal Amount ($)		Value ($)
Repurchase Agreements(g)(h) (continued)
262,960	RBC Dominion Securities, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $262,987 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $132,316, 0.000% - 7.000%, 05/05/2026 – 01/15/2066; with total market value $268,219)	262,960

	Total Repurchase Agreements (Cost $1,170,484)	1,170,484

Shares
Cash Equivalents — 0.5%
MONEY MARKET FUND(i) — 0.5%
385,066	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.540%	385,066

	Total Cash Equivalents (Cost $385,066)	385,066

Total Investments - 105.1% (Cost $90,479,223)		82,999,986

Securities Sold Short— (15.5)%
Common Stock — (15.5)%
COMMUNICATION SERVICES — (1.1)%
(20,865)	Atlanta Braves Holdings, Class C (j)	(890,935)

CONSUMER DISCRETIONARY — (5.7)%
(2,600)	Tesla, Inc. (j)	(966,550)
(58,650)	Tri Pointe Homes (j)	(2,740,715)
(37,360)	Warby Parker, Class A (j)	(787,175)

		(4,494,440)

CONSUMER STAPLES — (0.7)%
(14,633)	Maplebear (j)	(548,152)

FINANCIALS — (3.1)%
(16,889)	Cantaloupe (j)	(182,570)
(144,000)	DigitalBridge Group, Inc.	(2,220,480)

		(2,403,050)

INDUSTRIALS — (2.0)%
(2,250)	Caterpillar	(1,594,035)

INFORMATION TECHNOLOGY — (0.7)%
(15,472)	RingCentral, Class A	(575,404)

UTILITIES — (2.2)%
(43,506)	Brookfield Renewable Corporation	(1,732,844)

	Total Common Stock (Proceeds $11,512,880)	(12,238,860)

	Total Securities Sold Short - (15.5)% (Proceeds $11,512,880)	(12,238,860)

Other Assets & Liabilities, Net - 10.4%(k)		8,202,268

Net Assets - 100.0%		78,963,394

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2026	NexPoint Event Driven Fund

(a)	Non-income producing security.
(b)

Securities (or a portion of securities) on loan. As of March 31, 2026, the fair value of securities loaned was $6,629,847. The loaned securities were secured with cash and/or securities collateral of $6,689,423. Collateral is calculated based on prior day’s prices.

(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $19,313,192.
(d)

Securities with a total aggregate value of $198,138, or 0.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $198,138, or 0.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2026. Please see Notes to Investment Portfolio.

(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2026, these securities amounted to $1,574,353 or 2.0% of net assets.

(g)	Tri-Party Repurchase Agreement.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $1,170,484.
(i)	Rate reported is 7 day effective yield.
(j)	No dividend payable on security sold short.
(k)	As of March 31, 2026, $13,497,487 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2026	NexPoint Event Driven Fund

Purchased options contracts outstanding as of March 31, 2026 were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
PURCHASED PUT OPTIONS:
Warner Bros Discovery, Inc.	28.00	Pershing	July 2026	960	2,636,160	154,080	115,200

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
PURCHASED CALL OPTIONS:
DigitalBridge Group, Inc.	16.00	Pershing	April 2026	1,440	2,220,480	23,040	7,200

Written options contracts outstanding as of March 31, 2026 were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN PUT OPTIONS:
Warner Bros Discovery, Inc.	22.00	Pershing	July 2026	(960)	(2,636,160)	(21,120)	(12,960)

The Fund had the following swaps contracts, which did not require pledged collateral, open at March 31, 2026:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Air Lease Corporation	1 Day USD-SOFR plus 0.61%	Upon Maturity	Goldman Sachs	09/03/2026	USD	1,317,826	8,138	—	8,138
ECN Capital	1 Day CAD-CORRA plus 0.50%	Upon Maturity	Goldman Sachs	01/08/2027	CAD	2,659,129	(4,719)	—	(4,719)
Sealed Air	1 Day USD-SOFR plus 0.61%	Upon Maturity	Goldman Sachs	12/18/2026	USD	1,812,157	7,019	—	7,019

Total Long Equity Total Return Swaps							10,438	—	10,438

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2026	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 74.0%
COMMUNICATION SERVICES — 7.0%
8,484,650	Clear Channel Outdoor Holdings, Inc., Class A(a)	20,108,621
274,570	Electronic Arts, Inc.(b)	55,976,586
750,000	Warner Bros Discoveryn Inc.(a)	20,595,000

		96,680,207

ENERGY — 1.2%
464,640	Coterra Energy	16,327,450

FINANCIALS — 5.4%
548,392	Brighthouse Financial(a)	32,837,713
100,000	Lightwave Acquisition, Class A(a)	1,016,000
1,234,870	ProAssurance(a)(b)	30,525,986
971,054	Two Harbors Investment	11,089,437

		75,469,136

HEALTHCARE — 22.3%
1,845,880	Amicus Therapeutics, Inc.(a)	26,691,425
361,510	Arcellx(a)	41,508,578
135,138	Atrium Therapeutics(a)(c)	1,806,795
1,452,200	Hologic, Inc.(a)	109,771,798
297,500	Masimo(a)	52,916,325
1,232,660	Select Medical Holdings	20,080,031
2,677,220	Talkspace(a)	13,854,614
787,570	Terns Pharmaceuticals(a)	41,520,690
3,915,428	Walgreens Boots Alliance, Inc.(a)(b)(d)(e)	2,075,177

		310,225,433

INDUSTRIALS — 12.6%
1,102,855	Air Lease, Class A(b)	71,619,404
176,720	Chart Industries(a)	36,536,860
836,160	CSG Systems International(c)	66,842,630
1	McGrath RentCorp	110

		174,999,004

INFORMATION TECHNOLOGY — 16.4%
3,978,350	Clearwater Analytics Holdings, Class A(a)	94,087,977
3,338,207	Onestream, Class A(a)(c)	80,116,968
4,574,904	SEMrush Holdings, Class A(a)	54,624,354

		228,829,299

MATERIALS — 5.9%
1,965,700	Sealed Air	82,657,685

REAL ESTATE — 1.1%
784,900	InterRent Real Estate Investment Trust	7,457,830
45,567	Kennedy-Wilson Holdings	493,035
3,682	National Storage Affiliates Trust	138,959
422,005	Veris Residential	7,963,234

		16,053,058

UTILITIES — 2.1%
500,324	TXNM Energy(b)(c)	29,248,941

	Total Common Stock (Cost $1,021,950,362)	1,030,490,213

Principal Amount ($)
Corporate Obligations — 2.9%
COMMUNICATION SERVICES — 1.2%
	EchoStar
15,750,000	10.75%, 11/30/2029	17,023,636

INFORMATION TECHNOLOGY — 0.8%
	Getty Images, Inc.
11,500,000	10.50%, 11/15/2030 (f)	10,324,499

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
MATERIALS — 0.9%
	Sealed Air
4,000,000	6.50%, 07/15/2032 (f)	4,200,783
8,000,000	7.25%, 02/15/2031 (f)	8,394,041

		12,594,824

	Total Corporate Obligations (Cost $40,968,523)	39,942,959

U.S. Senior Loan (g) — 1.1%
CONSUMER STAPLES — 1.1%
	Olaplex Holdings, Inc., Term Loan, 1st Lien,7.273%,
15,100,000	02/17/2029	15,148,773

	Total U.S. Senior Loan (Cost $15,156,625)	15,148,773

Contracts
Purchased Put Options(a) — 0.1%
7,500	Total Purchased Put Options (Cost $1,203,750)	900,000

Purchased Call Options(a) — 0.0%
19,680	Total Purchased Call Options (Cost $314,880)	98,400

Units
Warrants — 0.0%
FINANCIALS — 0.0%
50,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031(a)	15,502
147,162	Integrated Rail and Resouces Acquisition Corp., Expires 11/15/2026(a)	85,354
50,000	Lightwave Acquisition, Expires 06/27/2030(a)	12,503

		113,359

HEALTHCARE — 0.0%
71,084	Apollomics, Inc., Expires 12/11/2027(a)	1,180
108,741	CERo Therapeutics Holdings, Expires 02/17/2029(a)	527

		1,707

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(a)	5,499
198,080	Spectaire Holdings, Expires 10/20/2028(a)	852

		6,351

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(a)	—

SPECIAL PURPOSE ACQUISITION COMPANIES — 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028(a)	963
225,000	Energem, Expires 11/19/2026(a)	—
30,463	Everest Consolidator Acquisition, Expires 07/22/2028(a)	—

		963

	Total Warrants (Cost $278,842)	122,380

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2026	NexPoint Merger Arbitrage Fund

Units		Value ($)
Rights — 0.0%
HEALTHCARE — 0.0%
171,486	Abiomed, Inc. (a)(d)(e)	174,916
428,410	Blueprint Medicines Corp. (a)(d)(e)	197,068
268,873	Novartis (a)(b)(d)(e)	—
214,300	Novo Nordisk A/S (a)(d)	139,295

	Total Rights (Cost $–)	511,279

Principal Amount ($)
Repurchase Agreements(h)(i) — 0.2%
474,946	Cantor Fitzgerald Securities dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $474,997 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $98 - $58,004, 2.000% - 6.869%, 11/30/2027 – 10/20/2075; with total market value $484,445)	474,946
505,261	Citadel Securities LLC dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $505,315 (collateralized by U.S. Treasury Obligations, ranging in par value $35 - $25,300, 0.000% - 3.375%, 04/15/2026 – 02/15/2056; with total market value $515,420)	505,261
30,315	Daiwa Capital Markets America, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $30,318 (collateralized by U.S. Treasury Obligations, ranging in par value $64 - $12,363, 0.000% - 4.750%, 05/07/2026 – 05/15/2055; with total market value $30,921)	30,315
474,946	Daiwa Capital Markets America, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $474,997 (collateralized by U.S. Government Obligations, ranging in par value $65 - $197,977, 2.000% - 7.000%, 05/12/2027 – 02/20/2066; with total market value $484,445)	474,946
55,901	Nomura Securities International, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $55,907 (collateralized by U.S. Government Obligations, ranging in par value $35 - $11,180, 1.500% - 6.500%, 06/01/2037 – 06/20/2062; with total market value $57,019)	55,901
474,946	RBC Dominion Securities, Inc. dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $474,997 (collateralized by U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $238,982, 0.000% - 7.000%, 05/05/2026 – 01/15/2066; with total market value $484,445)	474,946

Principal Amount ($)		Value ($)
Repurchase Agreements(h)(i) (continued)
97,750	TD Securities USA LLC dated 03/31/2026 to be repurchased on 04/01/2026, repurchase price $97,705 (collateralized by U.S. Treasury Obligations, ranging in par value $32,716 - $72,580, 1.250% - 1.375%, 05/31/2028 – 12/31/2028; with total market value $99,705)	97,750

	Total Repurchase Agreements (Cost $2,114,065)	2,114,065

Shares
Cash Equivalents — 21.7%
MONEY MARKET FUND(j) — 21.7%
302,558,532	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.540%	302,558,532

	Total Cash Equivalents (Cost $302,558,532)	302,558,532

Total Investments - 100.0% (Cost $1,384,545,579)		1,391,886,601

Securities Sold Short— (5.8)%
Common Stock — (5.8)%
CONSUMER DISCRETIONARY — (2.4)%
(723,670)	Tri Pointe Homes (k)	(33,817,099)

ENERGY — (1.2)%
(325,523)	Devon Energy	(16,380,317)

FINANCIALS — (2.2)%
(54,082)	Cantaloupe (k)	(584,627)
(1,968,000)	DigitalBridge Group, Inc.	(30,346,560)

		(30,931,187)

INDUSTRIALS — ((0.0))%
(1)	McGrath RentCorp	(110)

REAL ESTATE — ((0.0))%
(516)	Public Storage	(139,774)

	Total Common Stock (Proceeds $80,275,423)	(81,268,487)

	Total Securities Sold Short - (5.8)% (Proceeds $80,275,423)	(81,268,487)

Other Assets & Liabilities, Net - 5.8%(l)		80,881,415

Net Assets - 100.0%		1,391,499,529

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $138,690,627.
(c)

Securities (or a portion of securities) on loan. As of March 31, 2026, the fair value of securities loaned was $7,852,795. The loaned securities were secured with cash and/or securities collateral of $8,116,448. Collateral is calculated based on prior day’s prices.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2026	NexPoint Merger Arbitrage Fund

(d)

Securities with a total aggregate value of $2,586,456, or 0.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,586,456, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2026. Please see Notes to Investment Portfolio.

(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2026, these securities amounted to $22,919,323 or 1.6% of net assets.

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2026, the SOFR 1 Month and SOFR 3 Month rates were 3.65% and 3.68%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $2,114,065.
(j)	Rate reported is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of March 31, 2026, $110,717,335 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2026	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of March 31, 2026, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Goldman Sachs	04/30/26	CAD	10,556,905	USD	7,714,256	139,381	—

Purchased options contracts outstanding as of March 31, 2026 were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
PURCHASED PUT OPTIONS:
Warner Bros Discovery, Inc.	28.00	Pershing	July 2026	7,500	20,595,000	1,203,750	900,000

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
PURCHASED CALL OPTIONS:
DigitalBridge Group, Inc.	16.00	Pershing	April 2026	19,680	30,346,560	314,880	98,400

Written options contracts outstanding as of March 31, 2026 were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN PUT OPTIONS:
Electronic Arts, Inc.	190.00	Pershing	June 2026	(770)	(15,697,990)	(306,460)	(142,450)
Warner Bros Discovery, Inc.	22.00	Pershing	July 2026	(7,500)	(20,595,000)	(165,000)	(101,250)

						(471,460)	(243,700)

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN CALL OPTIONS:
Electronic Arts, Inc.	200.00	Pershing	June 2026	(770)	(15,697,990)	(487,410)	(564,410)

The Fund had the following swaps contracts, which did not require pledged collateral, open at March 31, 2026:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Jde Peets NV	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	9/1/2026	EUR	20,211,975	184,001	—	184,001
JTC PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	11/18/2026	GBP	17,631,463	(223,221)	—	(223,221)
Just Group PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	8/20/2026	GBP	64,721,609	660,689	—	660,689

Total Long Equity Total Return Swaps							621,469	—	621,469

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2026	Nexpoint Credit Catalyst Fund

Principal Amount ($)		Value ($)
Corporate Obligations — 37.9%
COMMUNICATION SERVICES — 6.1%
	EchoStar
1,000,000	10.75%, 11/30/2029	1,080,866
	Starz Capital Holdings 1
500,000	6.00%, 04/15/2030 (a)	460,625

		1,541,491

CONSUMER DISCRETIONARY — 7.7%
	Empire Resorts
1,000,000	7.75%, 11/01/2026 (a)	978,774
	Victoria’s Secret
1,000,000	4.63%, 07/15/2029 (a)(b)	951,636

		1,930,410

ENERGY — 5.8%
	Hess Midstream Operations L.P.
1,000,000	4.25%, 02/15/2030 (a)(b)	961,526
	Martin Midstream Partners
500,000	11.50%, 02/15/2028 (a)	512,345

		1,473,871

FINANCIALS — 3.9%
	Apollo Commercial Real Estate Finance
1,000,000	4.63%, 06/15/2029 (a)	992,086

HEALTHCARE — 1.9%
	Charles River Laboratories International
500,000	4.00%, 03/15/2031 (a)	465,485

INDUSTRIALS — 5.8%
	Clue Opco
500,000	9.50%, 10/15/2031 (a)	484,856
	Resideo Funding
1,000,000	6.50%, 07/15/2032 (a)(b)	986,251

		1,471,107

INFORMATION TECHNOLOGY — 3.6%
	Getty Images, Inc.
1,000,000	10.50%, 11/15/2030 (a)	897,783

MATERIALS — 3.1%
	Sealed Air
250,000	6.50%, 07/15/2032 (a)	262,549
500,000	7.25%, 02/15/2031 (a)	524,628

		787,177

	Total Corporate Obligations (Cost $9,877,983)	9,559,410

U.S. Senior Loans (c) — 24.5%
CONSUMER DISCRETIONARY — 3.6%
	Majordrive Holdings IV, LLC, Initial Term Loan, 1st Lien,7.934%,
994,792	06/01/2028	906,842

CONSUMER STAPLES — 6.0%
	Olaplex Holdings, Inc., Term Loan, 1st Lien,7.273%,
1,500,000	02/17/2029	1,504,845

FINANCIALS — 3.9%
	Bausch + Lomb Corp., Fourth Amendment Term Loan, 1st Lien,7.423%,
994,911	01/15/2031	998,333

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HEALTHCARE — 3.9%
	Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 1st Lien,6.173%,
997,500	05/30/2031	999,685

INDUSTRIALS — 4.0%
	Tiger Acquisition, LLC, August 2025 Incremental Term Loan, 1st Lien,6.176%,
1,000,000	08/23/2032	1,002,125

UTILITIES — 3.1%
	Dye & Durham Corp., Term Loan B, 1st Lien,8.022%,
914,452	04/04/2031	778,427

	Total U.S. Senior Loans (Cost $6,365,968)	6,190,257

Mortgage-Backed Securities — 21.8%
	BFLD Commercial Mortgage Trust, Series 2025-660F
1,000,000	5.82%, 11/15/2042	1,000,000
	DBC Mortgage Trust, Series 2025-DBC, Class D
1,000,000	TSFR1M + 2.600%, 6.27%, 11/15/2042 (a)(d)	1,002,173
	Extended Stay America Trust, Series 2026-ESH2
1,486,019	TSFR1M + 2.500%, 5.92%, 2/15/2043	1,494,043
	SYCA Commercial Mortgage Trust, Series 2025-WAG, Class E
1,000,000	7.39%, 11/10/2042 (a)	1,007,762
	Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D
1,000,000	8.05%, 9/15/2040 (a)	995,899

	Total Mortgage-Backed Securities (Cost $5,486,019)	5,499,877

Convertible Bonds — 8.3%
COMMUNICATION SERVICES — 3.9%
	Eventbrite
1,000,000	0.75%, 09/15/2026	985,000

INFORMATION TECHNOLOGY — 4.4%
	Confluent
1,000,000	0.00%, 01/15/2027 (e)	1,001,000
	Jamf Holding
100,000	0.13%, 09/01/2026	99,750

		1,100,750

	Total Convertible Bonds (Cost $2,068,375)	2,085,750

Shares
Preferred Stock — 1.8%
INFORMATION TECHNOLOGY — 1.8%
10,000	Oracle 6.50%, 01/15/2029(f)	450,100

	Total Preferred Stock (Cost $492,014)	450,100

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2026	Nexpoint Credit Catalyst Fund

Shares		Value ($)
Cash Equivalents — 16.1%
MONEY MARKET FUND(g) — 16.1%
4,071,341	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.540%	4,071,341

	Total Cash Equivalents (Cost $4,071,341)	4,071,341

Total Investments - 110.4% (Cost $28,361,700)		27,856,735

Securities Sold Short— (1.4)%
Common Stock — (1.4)%
INFORMATION TECHNOLOGY — (1.4)%
(2,441)	Oracle	(359,096)

	Total Common Stock (Proceeds $380,009)	(359,096)

	Total Securities Sold Short - (1.4)% (Proceeds $380,009)	(359,096)

Other Assets & Liabilities, Net - (9.0)%(h)		(2,271,059)

Net Assets - 100.0%		25,226,580

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2026, these securities amounted to $11,484,378 or 45.5% of net assets.

(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $2,899,414.
(c)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of March 31, 2026, the SOFR 1 Month and SOFR 3 Month rates were 3.65% and 3.68%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(d)

Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2026. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Zero coupon security.
(f)	Non-income producing security.
(g)	Rate reported is 7 day effective yield.
(h)	As of March 31, 2026, $338,811 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2026	Nexpoint Credit Catalyst Fund

Reverse Repurchase Agreements outstanding as of March 31, 2026 were as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
Mizuho	DBC Mortgage Trust, 2025-DBC, 11/15/2042	4.67	3/10/2026	4/9/2026	$(750,911)	$(748,000)	$(748,000)
Mizuho	BFLD Commercial Mortgage Trust 2025- 660F, 11/15/2042	4.47	3/10/2026	4/9/2026	(828,073)	(825,000)	(825,000)
Mizuho	Wells Fargo Commercial Mortgage Trust, 2025-1918, 9/15/2040	4.67	3/10/2026	4/9/2026	(752,919)	(750,000)	(750,000)

Total Reverse Repurchase Agreements						$(2,323,000)	$(2,323,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2026	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of March 31, 2026, each of which is non-diversified. This report includes information for the three months ended September 30, 2025 for NexPoint Event Driven Fund (the “Event Driven Fund”), NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and NexPoint Credit Catalyst Fund (the “Credit Catalyst Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2026	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of March 31, 2026, the Funds’ investments consisted of common stocks, corporate obligations, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options and swaps. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2026	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund did not have any affiliated issuers as of March 31, 2026.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.